Non-Adjusting Events After the Financial Year End - Additional Information (Detail) ¥ in Millions, $ in Millions			12 Months Ended
	Oct. 30, 2019 CNY (¥) shares	Oct. 30, 2019 HKD ($) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | ¥			¥ 12,649	¥ 1,321
Class A share subscription agreement [member] | CSAH and its affiliates [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorised | shares	2,453,434,457	2,453,434,457
Number of shares issued | ¥	¥ 16,800
Class H Share subscription agreement [member] | CSAH and its affiliates [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorised | shares	613,358,614	613,358,614
Number of shares issued | $		$ 3,500